SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 25,456,775	$ 55,339,277	$ 47,684,127
Amount of the Group's revenue, percentage	100.00%	100.00%	100.00%
Trade receivables – contracts with customers	$ 4,963,636	$ 6,184,970	$ 4,099,989
Amount of the Group's accounts receivable, percentage	100.00%	100.00%	100.00%
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 7,188,782	$ 10,810,773	$ 10,754,805
Amount of the Group's revenue, percentage	28.20%	19.50%	22.60%
Trade receivables – contracts with customers	$ 2,738,407
Amount of the Group's accounts receivable, percentage	55.20%
Customer C [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 261,155	$ 5,528,442	$ 2,702,037
Amount of the Group's revenue, percentage	1.00%	10.00%	5.70%
Trade receivables – contracts with customers		$ 2,440,997	$ 524,950
Amount of the Group's accounts receivable, percentage		39.50%	12.80%
Customer B [Member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers	$ 1,105,487
Amount of the Group's accounts receivable, percentage	22.30%
Customer D [Member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers		$ 946,070	$ 200,520
Amount of the Group's accounts receivable, percentage		15.30%	4.90%
Customer E [Member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers		$ 780,427	$ 1,232,501
Amount of the Group's accounts receivable, percentage		12.60%	30.10%
Customer F [Member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers		$ 730,553	$ 165,711
Amount of the Group's accounts receivable, percentage		11.80%	4.00%
Customer G [Member]
IfrsStatementLineItems [Line Items]
Trade receivables – contracts with customers		$ 110,532	$ 434,342
Amount of the Group's accounts receivable, percentage		1.80%	10.60%